EQUITY, Reserves and Other Reserves (Details) - PEN (S/) S/ in Thousands				12 Months Ended
	Apr. 27, 2024	Apr. 27, 2023	Apr. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reserves [Abstract]
Percentage of reserve required one				20.00%
Percentage of reserve required two				30.00%
Percentage of reserve required three				50.00%
Statutory reserve				S/ 9,175,800	S/ 8,621,700	S/ 7,783,300
Transfer from retained earnings to reserves	S/ 1,778,800	S/ 2,593,600	S/ 2,354,900
Other reserves [Abstract]
Beginning Balances				295,783	(276,172)	404,149
(Decrease) increase in net unrealized gains on investments				160,899	1,229,385	(1,665,493)
Transfer to results of the net realized loss of investments				36,712	7,789	49,754
Transfer to income statement of credit loss on investments				32,776	8,716	63,203
Change in net unrealized gain on cash flow hedges derivatives				27,186	18,359	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				(17,416)	(30,550)	(28,048)
Other reserves				(69,383)	(754,192)	1,133,536
Foreign exchange translation				(114,143)	73,498	(301,969)
Net movement in hedges of net investments in foreign businesses				0	18,950	39,587
Transfer of fair value reserve to accumulated results				(137,787)
Ending Balances				S/ 214,627	295,783	(276,172)
Minimum [Member]
Reserves [Abstract]
Percentage of reserve required to be maintained of net profits				10.00%
Equity Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				S/ 158,161	170,408	206,885
(Decrease) increase in net unrealized gains on investments				24,116	(12,247)	(36,477)
Transfer to results of the net realized loss of investments				0	0	0
Transfer to income statement of credit loss on investments				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses					0	0
Transfer of fair value reserve to accumulated results				(137,787)
Ending Balances				44,490	158,161	170,408
Debt Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				(397,422)	(1,655,559)	(139,500)
(Decrease) increase in net unrealized gains on investments				136,783	1,241,632	(1,629,016)
Transfer to results of the net realized loss of investments				36,712	7,789	49,754
Transfer to income statement of credit loss on investments				32,776	8,716	63,203
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses					0	0
Transfer of fair value reserve to accumulated results				0
Ending Balances				(191,151)	(397,422)	(1,655,559)
Reserve for Cash Flow Hedges [Member]
Other reserves [Abstract]
Beginning Balances				(11,403)	788	(273)
(Decrease) increase in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer to income statement of credit loss on investments				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				27,186	18,359	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				(17,416)	(30,550)	(28,048)
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses					0	0
Transfer of fair value reserve to accumulated results				0
Ending Balances				(1,633)	(11,403)	788
Insurance Reserves [Member]
Other reserves [Abstract]
Beginning Balances				379,344	1,133,536	0
(Decrease) increase in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer to income statement of credit loss on investments				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				(69,383)	(754,192)	1,133,536
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses					0	0
Transfer of fair value reserve to accumulated results				0
Ending Balances				309,961	379,344	1,133,536
Foreign Currency Translation Reserve [Member]
Other reserves [Abstract]
Beginning Balances				167,103	74,655	337,037
(Decrease) increase in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer to income statement of credit loss on investments				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				(114,143)	73,498	(301,969)
Net movement in hedges of net investments in foreign businesses					18,950	39,587
Transfer of fair value reserve to accumulated results				0
Ending Balances				S/ 52,960	S/ 167,103	S/ 74,655